Annual Total Returns - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.07%
Annual Return 2016	3.01%
Annual Return 2017	13.95%
Annual Return 2018	(5.39%)
Annual Return 2019	18.14%
Annual Return 2020	14.77%
Annual Return 2021	9.85%
Annual Return 2022	(15.00%)
Annual Return 2023	12.90%
Annual Return 2024	8.36%